SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax expense computed based on PRC statutory rate	$ 485,121	$ (2,093,097)	$ 445,868
Effect of rate differential for Hong Kong and other outside PRC entities	(173,905)	(24,016)	(229,893)
Effect of PRC preferential tax rate	(117,514)	515,416	(34,453)
Change in valuation allowance	(223,729)	1,635,324
Surcharge on unpaid income tax	669,650
Permanent difference	30,030	130,910	198,774
Refund of prior years’ tax	(28,193)
Effective tax	$ 641,460	$ 164,537	$ 380,296